QUARTERLY SALES AND EARNINGS DATA-UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY SALES AND EARNINGS DATA-UNAUDITED [Abstract]
Quarterly Sales and Earnings Data

24.	QUARTERLY SALES AND EARNINGS DATA - UNAUDITED

(Dollars in millions, except per share amounts)	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)

2011

Sales	$1,758	$1,885	$1,812	$1,723
Gross profit	458	474	433	204
Asset impairments and restructuring charges (gains), net	--	(15)	7	--
Earnings from continuing operations	201	219	174	12
Earnings from discontinued operations, net of tax (5)	9	--	--	--
Gain from disposal of discontinued operations, net of tax(5)	30	1	--	--
Net earnings	240	220	174	12

Earnings from continuing operations per share (6)(7)
Basic	$1.42	$1.55	$1.25	$0.09
Diluted	$1.39	$1.51	$1.22	$0.09

Earnings from discontinued operations per share (5)(6)(7)
Basic	$0.28	$--	$--	$--
Diluted	$0.27	$--	$--	$--

Net earnings per share (6)(7)
Basic	$1.70	$1.55	$1.25	$0.09
Diluted	$1.66	$1.51	$1.22	$0.09

(1)
For quarter ended March 31, 2011, the retrospective change in accounting for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.

(2)
For quarter ended June 30, 2011, the retrospective change in accounting for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.

(3)
For quarter ended September 30, 2011, the retrospective change accounting for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.

(4)
For quarter ended December 31, 2011, the retrospective change in accounting for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.

(5)
In first quarter 2011, the Company completed the sale of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  The PET business, assets, and technology sold were substantially all of the Performance Polymers segment.  Performance Polymers segment operating results are presented as discontinued operations for all periods presented and are therefore not included in results from continuing operations in accordance with GAAP.

(6)	Each quarter is calculated as a discrete period; the sum of the four quarters may not equal the calculated full year amount.
(7)	All per share amounts have been retrospectively adjusted for all periods presented for the two-for-one stock split on October 3, 2011. For additional information, see Note 18, "Stockholders' Equity".

(Dollars in millions, except per share amounts)	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)

2010

Sales	$1,370	$1,502	$1,507	$1,463
Gross profit	324	390	430	315
Asset impairments and restructuring charges (gains), net	--	3	--	26
Earnings (loss) from continuing operations	110	147	167	(8)
Earnings (loss) from discontinued operations, net of tax (5)	(3)	7	9	(4)
Net earnings (loss)	107	154	176	(12)

Earnings (loss) from continuing operations per share (6)(7)
Basic	$0.76	$1.01	$1.17	$(0.06)
Diluted	$0.75	$1.00	$1.14	$(0.06)

Earnings (loss) from discontinued operations per share (5)(6)(7)
Basic	$(0.02)	$0.06	$0.06	$(0.03)
Diluted	$(0.02)	$0.05	$0.06	$(0.03)

Net earnings (loss) per share (6)(7)
Basic	$0.74	$1.07	$1.23	$(0.09)
Diluted	$0.73	$1.05	$1.20	$(0.09)

(1)
For quarter ended March 31, 2010, the retrospective change in accounting for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.

(2)
For quarter ended June 30, 2010, the retrospective change in accounting for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.

(3)
For quarter ended September 30, 2010, the retrospective change in accounting for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.

(4)
For quarter ended December 31, 2010, the retrospective change in accounting for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.

(5)
In first quarter 2011, the Company completed the sale of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  The PET business, assets, and technology sold were substantially all of the Performance Polymers segment.  Performance Polymers segment operating results are presented as discontinued operations for all periods presented and are therefore not included in results from continuing operations in accordance with GAAP.

(6)	Each quarter is calculated as a discrete period; the sum of the four quarters may not equal the calculated full year amount.
(7)	All per share amounts have been retrospectively adjusted for all periods presented for the two-for-one stock split on October 3, 2011. For additional information, see Note 18, "Stockholders' Equity".